Interests in Other Entities - Disclosure of Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom (Details) - Santander UK Group Holdings plc - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Carrying value	£ 11,635	£ 11,635
Santander UK plc
Disclosure of subsidiaries [line items]
Carrying value	11,268	11,267
Value in use	15,461	12,147
Headroom	£ 4,193	£ 880
Increase in post tax discount rate	4.50%	0.67%
Decrease in cash flows	27.00%	7.00%
Santander Financial Services plc
Disclosure of subsidiaries [line items]
Carrying value	£ 337	£ 337
Value in use	359	376
Headroom	£ 22	£ 39
Increase in post tax discount rate	0.75%	1.45%
Decrease in cash flows	6.00%	10.00%